Income Taxes Schedule of ASU Updates and Tax Impacts (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 151	$ 128
Other Liabilities, Current	(510)	(493)
Deferred Tax Liabilities, Net, Noncurrent	(581)	(68)
Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Current Assets Excluding Deferred Income Taxes	269	272
Other Liabilities, Current	(510)	(493)
Accounting Standards Update 2015-17 [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Current Assets Excluding Deferred Income Taxes	188	168
Other Liabilities, Current	(517)	(493)
Accounting Standards Update 2015-17 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Current Assets Excluding Deferred Income Taxes	81	104
Other Liabilities, Current	7	0
Accounting Standards Update 2015-17 [Member] | Other Current Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0
Accounting Standards Update 2015-17 [Member] | Other Current Assets [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Current	264	291
Accounting Standards Update 2015-17 [Member] | Other Current Assets [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Current	(264)	(291)
Accounting Standards Update 2015-17 [Member] | Other Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	151	128
Accounting Standards Update 2015-17 [Member] | Other Assets [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	132	113
Accounting Standards Update 2015-17 [Member] | Other Assets [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	19	15
Accounting Standards Update 2015-17 [Member] | Other Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	(581)	(68)
Accounting Standards Update 2015-17 [Member] | Other Liabilities [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	(738)	(240)
Accounting Standards Update 2015-17 [Member] | Other Liabilities [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	$ 157	$ 172